Investment Strategy - KraneShares Wahed Alternative Income Index ETF	Sep. 23, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in instruments in its Underlying Index or in instruments that have economic characteristics similar to those in the Underlying Index.

The Underlying Index is designed to produce income which meet the requirements of Shariah and are consistent with Islamic principles as interpreted by Wahed Invest LLC (the “Sub-Adviser”). The Underlying Index consists of long positions in U.S. equity securities, the characteristics of which meet the requirements of Shariah and are consistent with Islamic principles as interpreted by the Sub-Adviser (“Shariah-compliant companies”). The Underlying Index’s long positions in U.S. equity securities will be equal-weighted at each rebalancing.

The Underlying Index uses a business activity screen and financial ratio screen to determine if a company is a Shariah-compliant company. The business activity screen excludes companies based on their industry classification, where such classification indicates a company’s primary involvement in non-permissible activities (as described below). The financial ratio screen excludes companies that do not meet a financial leverage ratio requirement.

Non-permissible activities include companies involved in conventional financial services (e.g., banks, conventional insurance companies and entities primarily engaged in interest-based financing and lending), alcohol, pork-related products, tobacco, gambling and gaming, weapons and arms manufacturing, adult entertainment and media or entertainment sectors generally deemed inconsistent with Islamic values. In addition to the business activity screen discussed above, the Underlying Index also excludes a company from inclusion in the Underlying Index if such company derives 5% or more of total revenue from non-permissible activities, or where, in the Sub-Adviser’s assessment, business practices are inconsistent with Islamic values and ethical principles. The Underlying Index also excludes dividend-paying stocks from inclusion in the Underlying Index.

The Underlying Index will create synthetic short positions in those same long positions in approximately a 1:1 to ratio through the use of options, including Flexible Exchange® Options (“FLEX options”). This will be done by selling a call option and buying a put option on the long positions to create the synthetic short position while also generating option income, which will be the difference in the amount received for the call option and the price paid for the put option. FLEX options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date.

The Sub-Adviser will review the Underlying Index methodology and, at its discretion, certain related constituent securities on a periodic basis to ensure that the Fund is investing in securities of Shariah-compliant companies and generating Shariah-compliant income. The Sub-Adviser will oversee the Shariah compliance of the Underlying Index constituents and methodology by reviewing the Shariah-compliant screening rules described above.

The Fund may invest up to 20% of its assets in instruments that are not included in the Underlying Index which will be compatible with Shariah investment principles, but that the Fund’s adviser, Krane Funds Advisors, LLC (“Krane” or “Adviser”), believes will help the Fund track the Underlying Index. These investments may include equity securities and depositary receipts of issuers whose securities are not constituents of the Underlying Index, derivative instruments (including options), other investment companies (including exchange traded funds (“ETFs”)) and cash or cash equivalents. Certain other investment companies in which the Fund may invest may be advised, sponsored or otherwise serviced by Krane and/or its affiliates. Uninvested monies will be held in non-interest-bearing accounts.

Although the Fund expects to replicate (or hold all constituents of) the Underlying Index, the Fund reserves the right to use a representative sampling strategy to track the Underlying Index. “Representative sampling” is a strategy that involves investing in a representative sample of securities that collectively have an investment profile similar to that of the Underlying Index.

The Underlying Index is provided by MerQube (“Index Provider”).

As of July 24, 2025, the Underlying Index included 25 securities of companies with a market capitalization range of approximately $16.82 billion to $2.47 trillion and an average market capitalization of approximately $238 billion.

The Fund is non-diversified. To the extent the Underlying Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of July 24, 2025, issuers in the Information Technology sector (57%) and Consumer Discretionary sector (28%) represented significant portions of the Underlying Index. The Underlying Index is rebalanced and reconstituted quarterly.